Offerings - Offering: 1	Jun. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	34.835
Maximum Aggregate Offering Price	$ 87,087,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,026.78
Offering Note	Note 1(a): Represents shares of common stock being registered for issuance under the G-III 2023 Long-Term Incentive Plan (the "2023 Plan"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also be deemed to cover any additional securities to be offered or issued in connection with the provisions of the above-referenced plan by reason of any stock splits, stock dividends, recapitalizations, or similar events or transactions. Note 1(b): Estimated pursuant to Rule 457(c) and 457(h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low sales prices per share of the common stock as reported by the Nasdaq Stock Market on June 16, 2026. Proposed sales to take place as soon after the effective date of this registration statement as awards are granted, exercised, or distributed under the 2023 Plan.